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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-02704

                          Pioneer Tax Free Income Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  January 1, 2007 through June 30, 2007


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                    PIONEER
                                    -------
                                    TAX FREE
                                     INCOME
                                      FUND

                                      MOMTX
                                  Ticker Symbol

                                   Semiannual
                                     Report

                                     6/30/07

                                 [LOGO]PIONEER
                                       Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                         2
Portfolio Management Discussion               4
Portfolio Summary                             8
Prices and Distributions                      9
Performance Update                           10
Comparing Ongoing Fund Expenses              14
Schedule of Investments                      16
Financial Statements                         35
Notes to Financial Statements                43
Trustees, Officers and Service Providers     49

                                                                     President's

Dear Shareowner,
--------------------------------------------------------------------------------
Staying diversified and keeping your portfolio invested in the markets are two general investment principles that have served investors well over time. Those were particularly useful guides during the past year, as U.S. and global stock and bond markets grew strongly during the period.

In the first half of 2007, U.S. equity markets proved resilient in the face of a slowing economy. The Standard & Poor's 500 Stock Index set a record high in late May and returned 7% in the first half of the year. The Dow Jones Industrial Average returned 9%, building on a five-year bull market. International developed and emerging markets equities performed even better than U.S. equities, with the MSCI EAFE (developed market) Index returning 11% and the MSCI Emerging Markets Index returning 18% in the first half of 2007.

The general U.S. bond market, as measured by the Lehman Brothers Aggregate Bond Index, returned 1% in the first half, as rising bond yields produced price declines that partially offset income earned. The high yield market, as measured by the Merrill Lynch High Yield Bond Master II Index, returned 3%, reflecting its higher yields and continuing investor confidence in the strength of the U.S. economy.

The United States has enjoyed a cyclical recovery with strong economic growth. While the growth has slowed recently, we believe that continuing growth at a moderate rate appears to be more likely than a recession. Slowing growth was due in large part to a decline in the rate of new home construction and in part to the lagging effects of rising energy and commodity prices as well as rising short-term interest rates. Slowing economic activity is also due in part to the natural maturation of the cyclical expansion as U.S. factories approach full utilization and the labor market approaches full employment. This slowdown is therefore not entirely unwelcome, as it reduces the threat of higher inflation.

The Federal Reserve Board (the Fed) continues to highlight its commitment to keeping inflationary pressures contained. This is in keeping with "best practices" among the world's central banks: low and stable inflation is believed to be the best backdrop for stable economic growth and low average unemployment over the long term. Keeping inflation low is also an important support for stock and bond valuations, and so the Fed's policy is investor-friendly.

Letter

In Europe, solid GDP growth driven by a positive operating environment for European companies, especially those that are benefiting from strong export markets for their goods and services, is driving unemployment lower and supporting growing consumption. European inflationary pressures appear to be largely under control, with the European Central bank remaining strongly vigilant. Japanese economic growth continues to make progress, and the country has become a more attractive market as deflationary problems recede. Economic growth in emerging market countries remains faster than in the developed world as they continue to "catch up." Leading the way is China, which continues its rise as a world economic power.

Looking forward, we believe that the overall climate for equity investors generally will continue to be positive, although valuations are less attractive than they were a year ago, and a correction after a period of strong performance is possible. Rising yields have depressed year-to-date bond returns, but increased the attractiveness of bonds looking forward.

Sudden swings in the markets are always to be expected. Just as staying diversified and invested are important investment principles, it is also important to pay attention to asset allocation. As always, we encourage shareholders to work closely with their financial advisor to find the mix of stocks, bonds and money market assets that is aligned to their particular risk tolerance and investment objective.

Respectfully,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/07
--------------------------------------------------------------------------------

During a time when the municipal bond market experienced a brief but dramatic period of volatility, investors in Pioneer Tax Free Income Fund continued to earn a relatively high level of tax-free income. In the following interview, David Eurkus, the Fund's portfolio manager, discusses some of the factors that had an impact on the municipal bond market and the Fund.

Q:   How did the Fund perform?

A: For the six-month period ended June 30, 2007, the total return on Pioneer Tax Free Income Fund's Class A shares was -1.20% at net asset value. The Fund's benchmark index, the Lehman Brothers Municipal Bond Index, generated a return of 0.14%, and the average return of 237 funds in the Lipper General Municipal Debt Funds category was -0.16%. Lipper is an independent monitor of mutual fund performance. The Fund's Class A shares generated a 30-day SEC tax-free yield of 3.47% on June 30, 2007. That translates into a taxable equivalent yield of 5.34%, based on the maximum federal income tax rate of 35%. At the end of the period, the Fund had 257 issues in 42 states, and the average credit quality of the portfolio was AA-.

     Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q:   What was the investment environment like during the six-month period?

A: During the first quarter of 2007, the rate of economic growth came in below economists' expectations, relieving inflation concerns and keeping interest rates relatively low and stable. This benign environment shifted dramatically in the May-through-early June period. With no change in the outlook for inflation, market interest rates rose quickly and sharply, with the yield on Treasury notes rising more than one-half of a percentage point. This spike in interest rates led to a downturn in bond prices and a decline

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     in returns across the fixed-income market spectrum. Despite this volatility, individuals and non-traditional investors, such as property casualty companies, and global financial institutions, continued to favor municipal securities for the relatively high tax-free yields that they provide.

Q: How did you manage the portfolio during the reporting period in this environment?

A: We made relatively few changes to the portfolio. We continued to have about a 90%/10% mix of investment-grade bonds to below investment-grade bonds, and we maintained our emphasis on market sectors that are vital components of the U.S economy. These sectors included health care, education, public power, transportation, pollution control and housing, among others. Our relatively small position in housing had no exposure to the subprime mortgage market, which has been plagued with defaults over the past several months. About 8% of the portfolio's assets were in tobacco bonds, which are backed by tobacco companies' payments to states as part of the Master Settlement Agreement, in which states agreed to drop their lawsuits against tobacco companies in return for a series of payments. Insured bonds, whose principal and interest are guaranteed by independent insurance companies, accounted for about 37% of the Fund's assets. Most of the Fund was invested in revenue bonds, on which the payment of interest and principal depends on the revenues derived from the particular asset that the bond was issued to finance. Only 5% of the Fund's holdings were in general obligation bonds, whose principal and interest are guaranteed by the financial resources and taxing power of the issuing municipality.

Q:   What contributed to performance during the reporting period?

A: During a period when lower quality, higher-yielding securities were favored by investors, our relatively small position in below investment-grade bonds contributed the most to performance.

Q:   What detracted from performance during the reporting period?

A: The portfolio's relatively long duration held back results, especially when market interest rates rose in May through early June. Duration measures a bond's price volatility as a result of changes in interest rates. When interest rates rise, there is a corresponding

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/07                            (continued)
--------------------------------------------------------------------------------

     decline in bond prices, and longer-duration bonds tend to decline more than shorter-duration bonds.

Q:   What is your outlook?

A: We are cautious in our outlook for the rest of 2007, primarily because we do not know to what extent the problems in the subprime mortgage market and the general pullback in the real estate sector will affect the broader economy. The Federal Reserve Board has forecasted moderate economic growth over the second half of 2007 and virtually no change in the current inflation level. Given this backdrop, we believe that the Federal Reserve Board is likely to keep the Federal funds rate at 5.25%. (The Federal funds rate is the rate banks charge for overnight loans.) As is always the case, we will be monitoring economic conditions and their potential effect on the municipal bond market. Unless there is a dramatic change in the economic backdrop, we do not expect to make substantial changes to the portfolio. We plan to maintain our long-term strategy of keeping the portfolio well diversified among a variety of sectors. While the supply of new municipal securities has increased, we believe demand will continue to be strong, as individuals and non-traditional buyers seek tax-free income.

When interest rates rise, the prices of fixed-income securities in the fund will generally fall. Conversely, when interest rates fall, the prices of fixed-income securities in the Fund will generally rise. Investments in the Fund are subject to possible loss due to the financial failure of issuers of underlying securities and their inability to meet their debt obligations. A portion of income may be subject to local, state, federal, and/or alternative minimum tax. Capital gains, if any, are subject to a capital gains tax. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 6/30/07
--------------------------------------------------------------------------------

Portfolio Quality
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio based on S&P ratings)

[THE FOLLOWING DATA IS A REPRESENTATION OF A PIE CHART IN THE PRINTED MATERIAL]

AAA                                                                         45.2%
BBB                                                                         23.3%
AA                                                                          12.6%
BB & Lower                                                                  10.0%
A                                                                            8.9%

Portfolio Maturity
--------------------------------------------------------------------------------
(Effective life as a percentage of total investment portfolio)

[THE FOLLOWING DATA IS A REPRESENTATION OF A PIE CHART IN THE PRINTED MATERIAL]

10 + years                                                                  33.5%
3-6 years                                                                   22.9%
6-8 years                                                                   19.8%
1-3 years                                                                    9.2%
0-1 years                                                                    8.3%
8-10 years                                                                   6.3%

10 Largest Holdings*
--------------------------------------------------------------------------------
(As a percentage of debt holdings)

 1. Hobart Indiana Building Corp., 6.5%, 1/15/29                            2.88%
 2. Massachusetts Bay Transit Authority, 4.0%, 7/1/33                       2.24
 3. Dallas-Fort Worth Texas International Airport, 6.0%, 11/1/14            2.20
 4. Phoenix Arizona Civic Import Corp., Floating Rate Note, 7/1/42          2.02
 5. California Educational Facilities Authority Revenue,
      4.5%, 10/1/33                                                         1.82
 6. Mississippi Development Bank Special Obligation,
      5.625%, 7/1/31                                                        1.71
 7. Illinois Financial Authority, 5.0%, 5/1/25                              1.68
 8. Reno Nevada Hospital Revenue, 5.25%, 6/1/41                             1.61
 9. California State Department of Veteran Affairs, 4.6%, 12/1/28           1.53
10. District of Columbia Tobacco Settlement Financing Corp.,
      6.75%, 5/15/40                                                        1.52

* This list excludes temporary cash investments and derivative investments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

Class      6/30/07           12/31/06
-----      -------           --------
  A         $11.37            $11.75
  B         $11.28            $11.65
  C         $11.20            $11.57
  Y         $11.31            $11.69

Distributions Per Share
--------------------------------------------------------------------------------

                       1/1/07 - 6/30/07
                       ----------------
         Net Investment     Short-Term      Long-Term
Class        Income        Capital Gains   Capital Gains
-----        ------        -------------   -------------
  A         $0.2420            $   -           $   -
  B         $0.1932            $   -           $   -
  C         $0.1943            $   -           $   -
  Y         $0.2605            $   -           $   -


Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/07                                        CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Tax Free Income Fund at public offering price, compared to that of the Lehman Brothers Municipal Bond Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2007)

                                    Net Asset         Public Offering
Period                             Value (NAV)          Price (POP)
10 Years                              4.86%                4.37%
5 Years                               4.38                 3.43
1 Year                                3.53                -1.13
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated May 1, 2007)

                                      Gross                Net
                                      0.86%               0.86%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                 Pioneer Tax Free      Lehman Brothers
                                    Income Fund      Municipal Bond Index
6/97                                  $ 9,550             $10,000
                                      $10,359             $10,866
6/99                                  $10,505             $11,166
                                      $10,710             $11,529
6/01                                  $11,755             $12,680
                                      $12,380             $13,556
6/03                                  $13,104             $14,742
                                      $13,307             $14,853
6/05                                  $14,739             $16,077
                                      $14,821             $16,219
6/07                                  $15,344             $16,980

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 4.5% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market. You cannot invest directly in an Index.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/07                                        CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Tax Free Income Fund, compared to that of the Lehman Brothers Municipal Bond Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2007)
                                       If                   If
Period                                Held               Redeemed
10 Years                              4.06%                4.06%
5 Years                               3.60                 3.60
1 Year                                2.87                -1.11
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated May 1, 2007)

                                      Gross                Net
                                      1.62%               1.62%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                 Pioneer Tax Free      Lehman Brothers
                                    Income Fund      Municipal Bond Index
6/97                                  $10,000             $10,000
                                      $10,771             $10,866
6/99                                  $10,847             $11,166
                                      $10,968             $11,529
6/01                                  $11,942             $12,680
                                      $12,480             $13,556
6/03                                  $13,109             $14,742
                                      $13,212             $14,853
6/05                                  $14,518             $16,077
                                      $14,476             $16,219
6/07                                  $14,892             $16,980

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of applicable contingent deferred sales charge (CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com/bshares.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market. You cannot invest directly in an Index.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/07                                        CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Tax Free Income Fund, compared to that of the Lehman Brothers Municipal Bond Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2007)

                                       If                  If
Period                                Held              Redeemed
10 Years                              4.09%               4.09%
5 Years                               3.63                3.63
1 Year                                2.84                2.84
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated May 1, 2007)

                                      Gross               Net
                                      1.61%               1.61%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                 Pioneer Tax Free      Lehman Brothers
                                    Income Fund      Municipal Bond Index
6/97                                  $10,000             $10,000
                                      $10,769             $10,866
6/99                                  $10,845             $11,166
                                      $10,964             $11,529
6/01                                  $11,937             $12,680
                                      $12,485             $13,556
6/03                                  $13,120             $14,742
                                      $13,228             $14,853
6/05                                  $14,545             $16,077
                                      $14,513             $16,219
6/07                                  $14,925             $16,980

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market. You cannot invest directly in an Index.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/07                                        CLASS Y SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Tax Free Income Fund, compared to that of the Lehman Brothers Municipal Bond Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2007)
--------------------------------------------------------------------------------
                                       If                  If
Period                                Held              Redeemed
10 Years                              4.99%               4.99%
5 Years                               4.66                4.66
1 Year                                3.88                3.88
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated May 1, 2007)

                                      Gross                Net
                                      0.52%               0.52%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                 Pioneer Tax Free      Lehman Brothers
                                    Income Fund      Municipal Bond Index
6/97                                  $10,000             $10,000
                                      $10,851             $10,866
6/99                                  $11,004             $11,166
                                      $11,219             $11,529
6/01                                  $12,313             $12,680
                                      $12,968             $13,556
6/03                                  $13,721             $14,742
                                      $13,972             $14,853
6/05                                  $15,534             $16,077
                                      $15,673             $16,219
6/07                                  $16,281             $16,980

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of Class Y shares reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance shown for Class Y shares prior to its inception would have been higher. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market. You cannot invest directly in an Index.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Tax Free Income Fund

Based on actual returns from January 1, 2007 through June 30, 2007

Share Class                         A            B            C            Y
--------------------------------------------------------------------------------
Beginning Account               $1,000.00    $1,000.00    $1,000.00    $1,000.00
Value On 1/1/07
Ending Account Value            $  988.00    $  984.60    $  984.60    $  989.50
On 6/30/07
Expenses Paid During Period*    $    4.24    $    8.07    $    7.92    $    2.71

* Expenses are equal to the Fund's annualized expense ratio of 0.86%, 1.64%, 1.61%, and 0.55%, for Class A, Class B, Class C, and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Tax Free Income Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from January 1, 2007 through June 30, 2007

Share Class                         A            B            C            Y
--------------------------------------------------------------------------------
Beginning Account               $1,000.00    $1,000.00    $1,000.00    $1,000.00
Value On 1/1/07
Ending Account Value            $1,020.53    $1,016.66    $1,016.81    $1,022.07
On 6/30/07
Expenses Paid During Period*    $    4.31    $    8.20    $    8.05    $    2.76

* Expenses are equal to the Fund's annualized expense ratio of 0.86%, 1.64%, 1.61%, and 0.55%, for Class A, Class B, Class C, and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer Tax Free Income Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/07 (unaudited)
--------------------------------------------------------------------------------

                              S&P/
Principal        Floating     Moody's
Amount           Rate (b)     Ratings                                                   Value
                                          COMMON STOCK - 0.5%
                                          Transportation - 0.5%
                                          Airlines - 0.5%
$   134,296                               Northwest Airlines*                    $  2,981,371
                                                                                 ------------
                                          TOTAL COMMON STOCK
                                          (Cost $4,839,466)                      $  2,981,371
                                                                                 ------------
                                          MUNICIPAL BONDS - 100.4%
                                          No State - 0.8%
  5,000,000                     NR/NR     Northern Mariana Islands,
                                            5.0%, 6/1/17                         $  5,034,800
                                                                                 ------------
                                          Alabama - 4.3%
  1,245,000                    AAA/Aaa    Alabama Agriculture and Mechanical,
                                            4.55%, 11/1/2009                     $  1,264,447
  1,840,000                    AAA/Aaa    Alabama Water Pollution Control
                                            Authority, 5.4%, 8/15/11                1,844,214
  3,890,000                    AAA/Aaa    Alabama Water Pollution Control
                                            Authority, 5.5%, 8/15/16                3,910,267
  2,500,000                     A+/A1     DCH Health Care Authority,
                                            5.125%, 6/1/36                          2,523,950
    905,000                    AAA/Aaa    Dothan Alabama Water,
                                            5.05%, 9/1/09                             927,182
  1,515,000                    AAA/Aaa    Dothan Alabama Water,
                                            5.1%, 9/1/10                            1,567,646
    390,000                    AAA/Aaa    Florence Alabama Water General,
                                            4.35%, 12/1/07                            391,002
    405,000                    AAA/Aaa    Florence Alabama Water General,
                                            4.4%, 12/1/08                             408,621
    865,000                    AAA/Aaa    Florence Alabama Water General,
                                            4.5%, 12/1/09                             878,520
    900,000                    AAA/Aaa    Florence Alabama Water General,
                                            4.6%, 12/1/10                             920,268
  1,025,000                    AAA/Aaa    Florence Alabama Water General,
                                            4.7%, 12/1/13                           1,047,109
    550,000                     AA/Aa3    Huntsville Alabama Electric System,
                                            4.6%, 12/1/09                             559,477
    660,000                     AA/Aa3    Huntsville Alabama Electric System,
                                            4.7%, 12/1/10                             671,616

16  The accompanying notes are an integral part of these financial statements.

Pioneer Tax Free Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                              S&P/
Principal        Floating     Moody's
Amount           Rate (b)     Ratings                                                   Value
                                         Alabama - (continued)
$  680,000                     AA/Aa3    Huntsville Alabama Electric System,
                                           4.8%, 12/1/11                            $    692,199
 1,445,000                    AA+/Aa2    Huntsville Alabama General,
                                           4.75%, 11/1/18                              1,470,302
 1,895,000                    AA+/Aa2    Huntsville Alabama, 5.125%, 5/1/20            1,996,174
 1,000,000                    AAA/Aaa    Jefferson County Alabama School,
                                           5.1%, 2/15/10                               1,029,520
   725,000                    AAA/Aaa    Madison Alabama Water &
                                           Wastewater Board, 4.6%, 12/1/11               738,297
   645,000                     NR/NR     Mobile Alabama Regulation General,
                                           0.0%, 2/15/09                                 645,884
   500,000                     NR/Aaa    Southeast, Alabama Gas District,
                                           5.3%, 6/1/12                                  527,505
   890,000                    AAA/Aaa    University Alabama Revenue Bond,
                                           4.6%, 6/1/09                                  902,727
   960,000                    AAA/Aaa    University Alabama Revenue Bond,
                                           4.7%, 6/1/10                                  973,632
 1,105,000                    AAA/Aaa    University Alabama Revenue Bond,
                                           4.75%, 6/1/11                               1,120,967
                                                                                    ------------
                                                                                    $ 27,011,526
                                                                                    ------------
                                         Arizona - 5.7%
 1,000,000                    AAA/Aaa    Maricopa County School District,
                                           7.0%, 7/1/07                             $  1,000,170
 1,000,000                    AAA/Aaa    Maricopa County School District,
                                           7.0%, 7/1/08                                1,031,380
   345,000                    AAA/Aaa    Maricopa County School District,
                                           5.0%, 7/1/16                                  345,021
15,000,000       0.00         AAA/Aaa    Phoenix Ariz Civic Corp., Floating Rate
                                           Note, 7/1/42                               12,777,600
10,000,000       0.00         AAA/Aaa    Phoenix Ariz Civic Corp., Floating Rate
                                           Note, 7/1/43                                8,533,600
 4,000,000                    AAA/Aaa    Phoenix Arizona Civic Corp., District
                                           Revenue, 0.0%, 7/1/25                       3,318,840
 8,005,000                    AAA/Aaa    Phoenix Arizona Civic Corp., District
                                           Revenue, 0.0%, 7/1/26                       6,654,236
 2,400,000                    AAA/Aaa    Scottsdale Memorial Hospital,
                                           5.5%, 9/1/12                                2,495,208
                                                                                    ------------
                                                                                    $ 36,156,055
                                                                                    ------------

  The accompanying notes are an integral part of these financial statements.  17

Pioneer Tax Free Income Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/07 (unaudited)                        (continued)
--------------------------------------------------------------------------------

                              S&P/
Principal        Floating     Moody's
Amount           Rate (b)     Ratings                                                   Value
                                          California - 11.2%
$ 5,000,000                   AAA/Aaa     Alhambra California CTFS Part,
                                            6.75%, 9/1/23                          $  5,974,100
 18,530,000                    BBB/NR     California County Tobacco,
                                            0.0%, 6/1/33                              4,204,642
  6,000,000                    BBB/NR     California County Tobacco,
                                            5.25%, 6/1/46                             5,989,860
 12,000,000                   AA+/Aa1     California Educational Facilities
                                            Authority Revenue, 4.5%, 10/1/33         11,522,160
 10,000,000      4.60         AA-/Aa2     California State Department of
                                            Veteran Affairs, 4.6% 12/1/28             9,650,700
  1,000,000                   AAA/Aaa     California State, 4.25%, 8/1/33               914,450
  4,875,000                   NR/Baa2     California Statewide Counties
                                            Development Authority,
                                            5.0%, 5/15/30                             4,983,469
  5,125,000                   NR/Baa2     California Statewide Counties
                                            Development Authority,
                                            5.0%, 5/15/38                             5,209,204
  4,000,000                    NR/NR      Del Mar California Race Track,
                                            5.0%, 8/15/25                             4,031,640
  1,000,000                    NR/Aaa     Franklin-McKinley California School
                                            District, 6.0%, 7/1/16                    1,144,710
  4,525,000                   AAA/Aaa     Golden State Tobacco Securitization,
                                            7.8%, 6/1/42                              5,406,696
  1,000,000                   AAA/Aaa     Golden State Tobacco Securitization,
                                            7.875%, 6/1/42                            1,198,410
  3,000,000                   AAA/Aaa     Golden State Tobacco Securitization,
                                            7.9%, 6/1/42                              3,598,800
  1,175,000                    NR/Aaa     Lucia Mar University School District,
                                            0.0%, 8/1/20                                647,496
    165,000                   AAA/Aaa     Sacramento California Municipal
                                            Utilities District, 5.5%, 2/1/11            169,335
  3,600,000                   AAA/Aaa     Saugus California Unified School
                                            District, 0.0%, 8/1/23                    1,696,860
  1,210,000                   AAA/Aaa     Saugus California Unified School
                                            District, 0.0%, 8/1/24                      541,572
  3,000,000                   AAA/Aaa     West VY Mission Community College
                                            CA, 5.0%, 8/1/30                          3,115,290
                                                                                   ------------
                                                                                   $ 69,999,394
                                                                                   ------------

18  The accompanying notes are an integral part of these financial statements.

Pioneer Tax Free Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                              S&P/
Principal        Floating     Moody's
Amount           Rate (b)     Ratings                                                   Value
                                          Colorado - 2.1%
$    15,000                     NR/A2     Colorado Housing Finance Authority,
                                            Series A-3, 7.0%, 11/1/16            $      15,367
     25,000                    NR/Aa2     Colorado Housing Finance Authority,
                                            Series B-2, 7.45%, 11/1/27                  25,343
     85,000                    NR/Aa2     Colorado Housing Finance Authority,
                                            Series B-3, 6.55%, 5/1/25                   86,570
  3,575,000                    AAA/Aaa    Douglas County School District
                                            Region 1, 7.0%, 12/15/13                 4,165,018
 10,000,000                    AAA/Aaa    E-470 Public Highway Authority
                                            Colorado, 0.0%, 9/1/37                   2,207,600
  6,800,000                    AAA/Aaa    Regional District Colorado Sales
                                            Tax Revenue, 4.5%, 11/1/36               6,500,868
                                                                                 -------------
                                                                                 $  13,000,766
                                                                                 -------------
                                          Connecticut - 0.2%
  1,000,000                     AA/NR     Connecticut State Health &
                                            Education, 5.5%, 7/1/17              $   1,060,680
                                                                                 -------------
                                                                                 $   1,060,680
                                                                                 -------------
                                          District of Columbia - 1.5%
  8,825,000                   BBB/Baa3    District of Columbia Tobacco
                                            Settlement Financing Corp.,
                                            6.75%, 5/15/40                       $   9,597,982
                                                                                 -------------
                                                                                 $   9,597,982
                                                                                 -------------
                                          Florida - 3.3%
  5,000,000                     A/A2      Brevard County Florida Health,
                                            5.0%, 4/1/36                         $   4,992,050
  1,760,000                    AAA/Aaa    Dade County Florida General
                                            Obligation, 7.7%, 10/1/08                1,842,562
  1,000,000                    AAA/Aaa    Dade County Florida General,
                                            7.7%, 10/1/12                            1,161,380
  1,000,000                    AAA/Aaa    Fort Myers Florida Import Revenue,
                                            4.25%, 12/1/36                             898,670
  3,000,000                    BBB+/NR    Halifax Hospital Medical Center
                                            Florida, 5.375%, 6/1/46                  3,058,860
  5,435,000                     BB/NR     Lee County Florida Industrial
                                            Development Authority,
                                            4.75%, 6/15/14                           5,313,691

  The accompanying notes are an integral part of these financial statements.  19

Pioneer Tax Free Income Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/07 (unaudited)                        (continued)
--------------------------------------------------------------------------------

                              S&P/
Principal        Floating     Moody's
Amount           Rate (b)     Ratings                                                   Value
                                          Florida - (continued)
$ 1,535,000                    NR/A2      Marion County Florida Hospital
                                            District Development,
                                            5.0%, 10/1/16                          $  1,581,910
  2,000,000                    NR/NR      Sarasota County Florida Health,
                                            5.75%, 7/1/45                             1,931,260
                                                                                   ------------
                                                                                   $ 20,780,383
                                                                                   ------------
                                          Illinois - 5.8%
    515,000                   AAA/Aaa     Chicago Board of Education,
                                            5.75%, 12/1/27                         $    529,363
    495,000                     A/NR      Chicago Illinois Tax Increment,
                                            5.0%, 11/15/10                              504,172
  4,000,000                   NR/CAA1     Chicago Illinois O'Hare International
                                            Airport, 5.5%, 12/1/30                    3,980,520
    175,000                    NR/Aaa     Chicago Illinois Single Family
                                            Mortgage, 6.45%, 9/1/29                     175,665
 10,775,000                   NR/Baa3     Illinois Financial Authority,
                                            5.0%, 5/1/25                             10,649,040
  5,000,000                   NR/Baa1     Illinois Finance Authority,
                                            5.0%, 4/01/31                             5,013,700
  5,000,000                   NR/Baa1     Illinois Finance Authority,
                                            5.0%, 4/1/36                              4,969,400
  1,145,000                    A+/A1      Illinois Housing Development
                                            Authority Revenue Multi-Family
                                            Housing, 7.0%, 7/1/23                     1,436,838
 20,000,000      0.00         Aaa/AAA     Metropolitan Pier & Exposition
                                            Authority Illinois Dedicated State
                                            Tax, Multi Coupon Rate, 6/15/39           4,303,600
  3,000,000                   AAA/Aaa     University of Illinois Revenue,
                                            5.75%, 1/15/16                            3,131,430
  3,000,000                   AAA/Aaa     Will County Illinois Forest
                                            Preservation District,
                                            0.0%, 12/1/18                             1,800,720
                                                                                   ------------
                                                                                   $ 36,494,448
                                                                                   ------------

20  The accompanying notes are an integral part of these financial statements.

Pioneer Tax Free Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                              S&P/
Principal        Floating     Moody's
Amount           Rate (b)     Ratings                                                   Value
                                          Indiana - 5.9%
$15,000,000                   AAA/Aaa     Hobart Indiana Building Corp. First
                                            Meeting, 6.5%, 1/15/29                $ 18,189,750
  5,000,000                    A+/A2      Indiana Health & Educational
                                            Facilities Authority, 5.0%, 2/15/36      4,947,150
  1,250,000                   BBB/Ba1     Indiana State Development Finance,
                                            5.75%, 10/1/11                           1,285,913
  1,000,000                   AAA/Aaa     Indiana University Revenue,
                                            5.8%, 11/15/10                           1,057,270
  1,400,000                    AA/NR      Indianapolis Local Public
                                            Improvement Board Revenue,
                                            6.75%, 2/1/14                            1,554,308
  3,400,000                    AA/Aa2     Indianapolis Local Public
                                            Improvement Board Revenue,
                                            6.0%, 1/10/20                            3,847,950
  1,000,000                    AA/A2      Lawrence Township Metropolitan
                                            School District Revenue,
                                            6.75%, 7/5/13                            1,133,190
  5,000,000                   AAA/AAA     Rockport Ind Pollution Control
                                            Revenue, 4.625%, 6/1/25                  4,913,150
                                                                                  ------------
                                                                                  $ 36,928,681
                                                                                  ------------
                                          Kansas - 1.4%
  9,000,000                   AAA/Aaa     Burlington Kansas Pollution,
                                            4.85%, 6/1/31                         $  9,048,870
                                                                                  ------------
                                                                                  $  9,048,870
                                                                                  ------------
                                          Kentucky - 0.4%
  2,000,000                   AAA/Aaa     Carrollton & Henders, 5.0%, 1/1/09      $  2,032,440
    165,000                    NR/NR      Kentucky Economic Development
                                            Finance, 6.25%, 10/1/12                    177,613
    335,000                    NR/NR      Kentucky Economic Development
                                            Finance, 6.25%, 10/1/12                    356,698
                                                                                  ------------
                                                                                  $  2,566,751
                                                                                  ------------

  The accompanying notes are an integral part of these financial statements.  21

Pioneer Tax Free Income Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/07 (unaudited)                        (continued)
--------------------------------------------------------------------------------

                              S&P/
Principal        Floating     Moody's
Amount           Rate (b)     Ratings                                                   Value
                                          Louisiana - 1.1%
$   500,000                     NR/NR     Louisiana Public Facilities Authority
                                            Revenue, 6.25%, 10/1/11              $    507,895
    500,000                     NR/A3     Louisiana Public Facilities Authority,
                                            5.0%, 7/1/31                              501,435
  1,085,000                    AAA/Aaa    Louisiana Local Government
                                            Environment Community,
                                            5.25%, 12/1/18                          1,148,060
  5,000,000                   BBB+/Baa1   St John Baptist Parish Louisiana
                                            Revenue, 5.125%, 6/1/37                 5,034,200
                                                                                 ------------
                                                                                 $  7,191,590
                                                                                 ------------
                                          Massachusetts - 10.7%
    590,000                    AAA/Aaa    Lawrence Massachusetts,
                                            5.0%, 2/1/26                         $    614,149
    510,000                    AAA/Aaa    Lawrence Massachusetts,
                                            5.0%, 2/1/23                              533,710
    535,000                    AAA/Aaa    Lawrence Massachusetts,
                                            5.0%, 2/1/24                              558,594
    560,000                    AAA/Aaa    Lawrence Massachusetts,
                                            5.0%, 2/1/25                              583,806
  6,215,000                    AAA/Aaa    Massachusetts State Health &
                                            Educational, 5.25%, 7/1/33              6,945,698
 16,070,000                    AAA/Aaa    Massachusetts Bay Transportation
                                            Authority, 4.0%, 7/1/33                14,189,167
  4,990,000                    AAA/Aa2    Massachusetts Bay Transportation
                                            Authority, 5.0%, 7/1/31                 5,338,651
  2,000,000                    BBB/Baa2   Massachusetts Health & Educational
                                            Facilities Authority Revenue,
                                            6.625%, 7/1/32                          2,151,160
  5,290,000                     AA/Aa2    Massachusetts Health & Educational
                                            Facilities Authority Revenue,
                                            5.75%, 7/1/32                           5,620,096
  1,000,000                     AA/Aa2    Massachusetts Health & Educational
                                            Facilities Authority Revenue,
                                            6.0%, 7/1/18                            1,073,050
  1,000,000                    BBB/Baa3   Massachusetts Health & Educational
                                            Facilities Authority Revenue,
                                            6.75%, 7/1/16                           1,103,120

22  The accompanying notes are an integral part of these financial statements.

Pioneer Tax Free Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                              S&P/
Principal        Floating     Moody's
Amount           Rate (b)     Ratings                                                   Value
                                          Massachusetts - (continued)
$ 2,000,000                   BBB/Baa2    Massachusetts Health & Educational
                                          Facilities Authority Revenue,
                                            6.5%, 7/1/21                         $  2,139,820
  2,500,000                    BBB-/NR    Massachusetts Health & Educational
                                            Facilities Authority Revenue,
                                            5.5%, 7/1/40                            2,579,975
  1,250,000                   BBB/Baa3    Massachusetts Health & Educational
                                            Facilities Authority Revenue,
                                            6.25%, 7/1/22                           1,341,963
  1,145,000                    BBB+/NR    Massachusetts Health & Educational
                                            Facilities Authority Revenue,
                                            6.25%, 10/1/31                          1,216,116
  2,150,000                    AA/Aa2     Massachusetts State Health &
                                            Educational Facilities Authority
                                            Revenue, 4.5%, 7/1/22                   2,095,025
  8,170,000                    AAA/Aaa    Massachusetts State Dedicated Tax,
                                            5.5%, 1/1/29                            9,300,483
  1,500,000                    BBB+/A3    Massachusetts State Development
                                            Finance Agency, 6.375%, 7/1/23          1,665,150
    580,000                     AA/NR     Sharon Massachusetts Municipal
                                            Purple Lane, 4.125%, 2/1/22               557,502
    580,000                     AA/NR     Sharon Massachusetts Municipal
                                            Purple Lane, 4.125%, 2/1/23               553,297
    580,000                     AA/NR     Sharon Massachusetts Municipal
                                            Purple Lane, 4.125%, 2/1/24               548,900
    575,000                     AA/NR     Sharon Massachusetts Municipal
                                            Purple Lane, 4.125%, 2/1/25               540,960
    630,000                    AAA/NR     Springfield Massachusetts Water
                                            & Sewer, 4.0%, 11/1/19                    637,875
    790,000                    AAA/NR     Springfield Massachusetts Water
                                            & Sewer, 4.0%, 11/1/20                    755,256
    500,000                    AAA/NR     Springfield Massachusetts Water
                                            & Sewer, 4.0%, 11/1/21                    474,330
    590,000                    AAA/NR     Springfield Massachusetts Water
                                            & Sewer, 4.5%, 11/1/18                    601,316
  1,365,000                    AAA/Aaa    Springfield Massachusetts Water
                                            & Sewer, 5.0%, 7/15/25                  1,422,439
  1,000,000                    AA+/Aa1    Waltham Massachusetts,
                                            4.0%, 11/15/18                            984,770

  The accompanying notes are an integral part of these financial statements.  23

Pioneer Tax Free Income Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/07                                    (continued)
--------------------------------------------------------------------------------

                              S&P/
Principal        Floating     Moody's
Amount           Rate (b)     Ratings                                                   Value
                                          Massachusetts - (continued)
$ 1,175,000                    AA+/Aa1    Waltham Massachusetts,
                                            4.0%, 11/15/20                       $  1,142,876
                                                                                 ------------
                                                                                 $ 67,269,254
                                                                                 ------------
                                          Maryland - 0.7%
  4,600,000                     NR/NR     Maryland Health Department,
                                            4.75% 1/1/13                         $  4,534,358
                                                                                 ------------
                                                                                 $  4,534,358
                                                                                 ------------
                                          Maine - 0.0%
    300,000                    AAA/Aaa    Maine Municipal Bond Bank,
                                            5.0%, 11/1/09                        $    307,602
                                                                                 ------------
                                                                                 $    307,602
                                                                                 ------------
                                          Michigan - 0.9%
  1,500,000                    BBB-/NR    John Tolfree Health System,
                                            6.0%, 9/15/23                        $  1,521,210
    400,000                    AAA/Aaa    Michigan State Trunk Line,
                                            5.5%, 11/1/10                             419,832
  4,000,000                   BBB-/Ba1    Michigan State Hospital Finance
                                            Authority, 6.0%, 2/1/24                 4,001,040
  6,485,000                     NR/NR     Wayne Charter (In Escrow), 12/1/15                -
                                                                                 ------------
                                                                                 $  5,942,082
                                                                                 ------------
                                          Minnesota - 1.7%
  5,000,000                    BBB+/A2    Becker Minnesota Pollution Control
                                            Revenue Northern States Power
                                            "A" Conversions, 8.5%, 4/1/30        $  5,970,400
  1,000,000                    NR/Baa3    Laurentian Energy Authority
                                            Minnesota Cogeneration,
                                            5.0%, 12/1/15                           1,010,920
  3,500,000                     NR/A3     Maple Grove Minnesota Health Care,
                                            5.25%, 5/1/28                           3,589,005
                                                                                 ------------
                                                                                 $ 10,570,325
                                                                                 ------------
                                          Missouri - 0.1%
    350,000                    AAA/NR     Missouri State Housing Development
                                            Common Mortgage Revenue, Single
                                            Family, Series B-2, 6.4%, 3/1/29     $    357,217
                                                                                 ------------
                                                                                 $    357,217
                                                                                 ------------

24  The accompanying notes are an integral part of these financial statements.

Pioneer Tax Free Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                              S&P/
Principal        Floating     Moody's
Amount           Rate (b)     Ratings                                                   Value
                                          Mississippi - 3.1%
$ 1,800,000                      D/NR     Columbus Mississippi Industrial
                                            Development Revenue,
                                            5.9%, 12/1/11                        $  1,835,604
  6,000,000                    BBB/Baa2   Lowndes County Mississippi Solid
                                            Waste Disposal & Pollution Control
                                            Revenue, 6.8%, 4/1/22                   7,082,460
 10,000,000                    AAA/Aaa    Mississippi Development Bank
                                            Special Obligation,
                                            5.625%, 7/1/31                         10,794,700
                                                                                 ------------
                                                                                 $ 19,712,764
                                                                                 ------------
                                          Montana - 0.1%
    500,000                   BBB+/Baa1   Forsyth Pollution Control Revenue,
                                            5.2%, 5/1/33                         $    508,200
                                                                                 ------------
                                                                                 $    508,200
                                                                                 ------------
                                          North Carolina - 1.3%
  6,000,000                     AA/Aa3    Charlotte-Mecklenburg Hospital
                                            Authority, 5.0%, 1/15/45             $  6,044,820
  2,250,000                     NR/NR     North Carolina Capital Facilities
                                            Finance, 4.5%, 10/1/26                  2,090,723
                                                                                 ------------
                                                                                 $  8,135,543
                                                                                 ------------
                                          North Dakota - 0.1%
    320,000                     NR/Aa1    North Dakota State Housing Finance
                                            Agency Revenue, 5.8%, 7/1/18         $    324,035
    575,000                     NR/Aa1    North Dakota State Housing Finance
                                            Agency Revenue, 6.0%, 7/1/20              580,123
                                                                                 ------------
                                                                                 $    904,158
                                                                                 ------------
                                          Nebraska - 1.0%
  2,379,121                     NR/NR     Energy America Nebraska Natural Gas
                                            Revenue, 5.45%, 4/15/08              $  2,367,820
  1,325,000                    AAA/Aaa    Municipal Energy Agency,
                                            6.0%, 4/1/08                            1,347,114
  2,300,000      7.20          AAA/Aaa    Nebraska Investment Finance
                                            Authority Single Family, Floating
                                            Rate Note, 3/1/26                       2,332,936
                                                                                 ------------
                                                                                 $  6,047,870
                                                                                 ------------

  The accompanying notes are an integral part of these financial statements.  25

Pioneer Tax Free Income Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/07 (unaudited)                        (continued)
--------------------------------------------------------------------------------

                              S&P/
Principal        Floating     Moody's
Amount           Rate (b)     Ratings                                                   Value
                                          New Hampshire - 1.0%
$ 2,910,000                    AA+/Aa2    Manchester New Hampshire,
                                            4.0%, 6/1/21                         $  2,795,550
  1,250,000                     A+/A2     New Hampshire Health & Education
                                            Facilities Authority Revenue,
                                            5.75%, 10/1/31                          1,317,163
  2,000,000                   BBB+/Baa1   New Hampshire Health & Educational
                                            Facilities Authority Revenue,
                                            5.75%, 7/1/22                           2,094,880
    150,000                     NR/Aa2    New Hampshire State Housing
                                            Finance Authority, 6.125%, 1/1/20         152,490
                                                                                 ------------
                                                                                 $  6,360,083
                                                                                 ------------
                                          New Jersey - 4.5%
  1,165,000                     NR/Aaa    Cumberland County New Jersey
                                            Import Authority Solid Waste
                                            Systems, 4.5%, 1/1/26                $  1,142,050
    500,000                     NR/NR     New Jersey Economic Development
                                            Authority, 5.3%, 11/1/26                  500,400
    450,000                     NR/NR     New Jersey Economic Development
                                            Authority, 5.375%, 11/1/36                454,608
  5,060,000                      B/B3     New Jersey Economic Development
                                            Authority Special Facility Revenue,
                                            7.0%, 11/15/30                          5,360,362
  7,000,000                    AAA/Aaa    New Jersey State Educational
                                            Facilities Authority, 4.5%, 7/1/31      6,878,900
  2,000,000                     A+/A2     New Jersey Health Care Facilities
                                            Financing Authority, 5.0%, 7/1/24       2,037,860
  1,000,000                    AAA/Aaa    Tobacco Settlement Financing Corp.,
                                            New Jersey, 6.25%, 6/1/43               1,117,010
  5,215,000                    AAA/Aaa    Tobacco Settlement Financing Corp.,
                                            New Jersey, 6.75%, 6/1/39               5,961,423
  5,000,000                    BBB/Baa3   Tobacco Settlement Financing Corp.,
                                            5.0%, 6/1/41                            4,719,800
                                                                                 ------------
                                                                                 $ 28,172,413
                                                                                 ------------

26  The accompanying notes are an integral part of these financial statements.

Pioneer Tax Free Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                              S&P/
Principal        Floating     Moody's
Amount           Rate (b)     Ratings                                                   Value
                                          Nevada - 2.4%
$10,000,000                    A-/A3      Reno Nevada Hospital Revenue,
                                            5.25%, 6/1/41                        $ 10,185,400
  5,000,000                   AAA/Aaa     Truckee Meadows Nevada Water
                                            Authority, 4.875%, 7/1/34               5,045,350
                                                                                 ------------
                                                                                 $ 15,230,750
                                                                                 ------------
                                          New York - 3.5%
  1,000,000                    NR/Ba2     Albany Individual Development,
                                            6.0%, 7/1/19                         $  1,063,010
    400,000                    AA-/A1     Metropolitan Transportation Authority
                                            New York, 5.5%, 7/1/14                    433,296
  2,000,000      5.50         AAA/Aa1     New York, NY City Transportation
                                            Finance Authority Revenue, Floating
                                            Rate Note, 11/1/26                      2,112,240
  4,400,000                    A+/A1      New York State Dormitory Authority,
                                            0.0%, 7/1/39                            3,453,868
  8,465,000                   AAA/Aaa     New York State Dormitory Authority,
                                            5.0%, 7/1/25                            8,907,550
  5,515,000                   AAA/Aaa     New York State Dormitory Authority,
                                            5.24%, 7/1/24                           6,058,228
                                                                                 ------------
                                                                                 $ 22,028,192
                                                                                 ------------
                                          Ohio - 0.1%
    400,000                   AAA/Aaa     Ohio State Building Authority
                                            Reference, 5.5%, 10/1/11             $    423,720
    500,000                    AA/Aa2     Ohio State Building Authority
                                            Revenue, 6.0%, 10/1/08                    513,640
                                                                                 ------------
                                                                                 $    937,360
                                                                                 ------------
                                          Oklahoma - 0.7%
  1,530,000                   AAA/Aaa     Moore Oklahoma General Obligation,
                                            5.75%, 4/1/12                        $  1,619,061
  2,500,000                    B/CAA1     Tulsa Municipal Airport Revenue,
                                            6.0%, 6/1/35                            2,519,125
                                                                                 ------------
                                                                                 $  4,138,186
                                                                                 ------------

  The accompanying notes are an integral part of these financial statements.  27

Pioneer Tax Free Income Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/07 (unaudited)                        (continued)
--------------------------------------------------------------------------------

                              S&P/
Principal        Floating     Moody's
Amount           Rate (b)     Ratings                                                   Value
                                          Oregon - 1.6%
$ 1,165,000                   AAA/Aaa     Jackson County School District No. 4,
                                            5.5%, 6/15/17                        $  1,230,590
    315,000                    BBB/NR     Klamath Falls Inter-Community
                                            Hospital Authority Revenue,
                                            6.125%, 9/1/22                            344,831
    185,000                    BBB/NR     Klamath Falls Inter-Community
                                            Hospital Authority Revenue,
                                            6.125%, 9/1/22                            195,800
  1,000,000                    NR/Aaa     Portland Urband Development,
                                            5.75%, 6/15/08                          1,057,570
  1,650,000                   AAA/Aaa     Wasco County School District,
                                            5.5%, 6/15/19                           1,836,879
  5,285,000                    AA/Aa1     Washington County Oregon Criminal
                                            Justice, 5.0%, 12/1/09                  5,309,945
                                                                                 ------------
                                                                                 $  9,975,615
                                                                                 ------------
                                          Pennsylvania - 1.9%
  4,000,000                    BB+/B1     Allentown Pennsylvania Area Hospital
                                            Authority, 6.0%, 11/15/16            $  4,103,160
  1,165,000                    A-/NR      Chester County Pennsylvania
                                            Health & Education Faculty,
                                            5.0%, 11/1/19                           1,184,933
  1,650,000                    A-/NR      Chester County Pennsylvania
                                            Health & Education Faculty,
                                            5.0%, 11/1/31                           1,656,980
  1,220,000                    A-/NR      Chester County Pennsylvania Health,
                                            5.0%, 11/1/20                           1,237,190
  1,000,000                     B/NR      Columbia County Pennsylvania
                                            Hospital Authority, 5.8%, 6/1/19          931,650
  1,000,000                    BBB/NR     Montgomery County Pennsylvania
                                            Industrial, 5.0%, 12/1/24                 999,960
  1,000,000                    BBB/NR     Montgomery County Pennsylvania
                                            Industrial, 5.0%, 12/1/30                 995,860
    500,000                   AAA/Aaa     Philadelphia Pennsylvania Parking,
                                            4.875%, 9/1/09                            510,065
     65,000                     A/NR      Sayre Pennsylvania Health
                                            Care Facilities Authority,
                                            5.75%, 12/1/21                             68,569

28  The accompanying notes are an integral part of these financial statements.

Pioneer Tax Free Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                              S&P/
Principal        Floating     Moody's
Amount           Rate (b)     Ratings                                                   Value
                                          Pennsylvania - (continued)
$   185,000                      A/NR     Sayre Pennsylvania Health Care,
                                            5.75%, 12/1/21                       $    199,238
                                                                                 ------------
                                                                                 $ 11,887,605
                                                                                 ------------
                                          Puerto Rico - 1.7%
  5,000,000                    AAA/Aaa    Puerto Rico Convention Center
                                            Authority, 5.0%, 7/1/24              $  5,236,200
  5,000,000                    AAA/Aaa    Puerto Rico Electric Power,
                                            0.0%, 7/1/17*                           3,173,650
  3,305,000                    AAA/Aaa    Puerto Rico Electric Power,
                                            0.0%, 7/1/17*                           2,089,586
                                                                                 ------------
                                                                                 $ 10,499,436
                                                                                 ------------
                                          Rhode Island - 0.5%
    250,000                     A-/A3     Rhode Island State Health &
                                            Education Facilities Authorities,
                                            6.5%, 8/15/32                        $    277,845
    415,000                     A-/A3     Rhode Island State Health &
                                            Educational Building Corp.,
                                            6.375%, 8/15/21                           459,451
     65,000                     A-/A3     Rhode Island State Health &
                                            Educational Building Corp.,
                                            6.375%, 8/15/21                            70,305
  2,100,000                    BBB/Baa3   Tobacco Settlement Financing Corp.,
                                            6.25%, 6/1/42                           2,260,545
                                                                                 ------------
                                                                                 $  3,068,146
                                                                                 ------------
                                          South Carolina - 0.8%
    500,000                   BBB+/Baa1   South Carolina Jobs Economic
                                            Development Authority,
                                            6.0%, 8/1/13                         $    542,860
  1,000,000                    AAA/Aaa    Scago Educational Facilities Corp. For
                                            Spartanburg School District No. 3,
                                            5.0%, 12/1/30                           1,028,970
    100,000                     NR/Aa2    South Carolina Housing Finance &
                                            Development Authority Mortgage
                                            Revenue, Series A-1, 6.2%, 7/1/09         100,131
    440,000                   BBB+/Baa1   South Carolina Jobs Economic,
                                            6.875%, 8/1/27                            503,655

  The accompanying notes are an integral part of these financial statements.  29

Pioneer Tax Free Income Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/07 (unaudited)                        (continued)
--------------------------------------------------------------------------------

                              S&P/
Principal        Floating     Moody's
Amount           Rate (b)     Ratings                                                   Value
                                          South Carolina - (continued)
$ 2,500,000                    BBB/Baa3   Tobacco Settlement Revenue
                                            Management, 6.375%, 5/15/30          $  2,889,050
                                                                                 ------------
                                                                                 $  5,064,666
                                                                                 ------------
                                          South Dakota - 0.0%
     65,000                     NR/Aaa    South Dakota Conservancy District
                                            Revenue, 5.625%, 8/1/17              $     65,096
                                                                                 ------------
                                                                                 $     65,096
                                                                                 ------------
                                          Tennessee - 2.7%
  1,570,000                     NR/Aaa    Clarksville Tennessee Water and Gas,
                                            5.15%, 2/1/14                        $  1,669,695
  1,000,000                   BBB+/Baa1   Johnson City Tennessee Health &
                                            Education; 5.5%, 7/1/36                 1,033,700
  1,000,000                     NR/Ba2    Knox County Health Facility,
                                            6.375%, 4/15/22                         1,019,970
  1,500,000                     NR/Ba2    Knox County Health Facility,
                                            6.5%, 4/15/31                           1,535,490
    750,000                     AA/Aa2    Knoxville County Tennessee Series A,
                                            5.0%, 5/1/13                              720,915
    750,000                    AAA/Aaa    Knoxville County Tennessee Health
                                            Educational & Housing,
                                            7.25%, 1/1/08                             762,915
  1,000,000                     AA/Aa3    Metro Government Nashville/
                                            Davidson County Tennessee,
                                            5.5%, 5/15/12                           1,066,280
  1,000,000                     AA/Aa3    Metro Government Nashville/
                                            Davidson County Tennessee,
                                            5.5%, 5/15/14                           1,083,930
  1,500,000                     AA/Aa2    Metro Government Nashville/
                                            Davidson County Tennessee,
                                            6.0%, 12/1/09                           1,574,310
    500,000                     AA/Aa2    Metro Government Nashville/
                                            Davidson County Tennessee,
                                            6.0%, 7/1/07                              500,060
  1,000,000                    AAA/Aaa    Metro Government Nashville/
                                            Davidson County Tennessee,
                                            7.5%, 11/15/12                          1,151,730
    500,000                    AAA/Aaa    Metro Nashville Tennessee Airport
                                            Series A, 6.625%, 7/1/07                  500,075

30  The accompanying notes are an integral part of these financial statements.

Pioneer Tax Free Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                              S&P/
Principal        Floating     Moody's
Amount           Rate (b)     Ratings                                                   Value
                                          Tennessee - (continued)
$ 1,000,000                     NR/Aaa    Putnam County Tennessee General,
                                            5.5%, 4/1/19                         $  1,040,290
  2,500,000                    AAA/Aaa    Shelby County Tennessee Health
                                            Educational Housing,
                                            6.25%, 8/1/07                           2,505,225
    550,000                     NR/Aa1    Williamson County Tennessee
                                            General, 5.1%, 3/1/14                     566,099
    500,000                     NR/Aa1    Williamson County Tennessee
                                            General, 6.0%, 3/1/08                     507,370
                                                                                 ------------
                                                                                 $ 17,238,054
                                                                                 ------------
                                          Texas - 9.8%
  3,000,000                    BB/Baa2    Brazos River Authority Pollution
                                            Control Revenue, 7.7%, 4/1/33        $  3,410,310
    750,000                    AAA/Aaa    Carroll Independent School District,
                                            6.75%, 8/15/21                            928,538
    850,000                    AAA/Aaa    Carroll Independent School District,
                                            6.75%, 8/15/22                          1,059,228
 13,885,000                   CCC+/CAA1   Dallas-Ft Worth Texas International
                                            Airport., 6.0%, 11/1/14                13,899,579
  1,000,000                     NR/NR     Georgetown Health Facilities
                                            Development Corp.,
                                            6.25%, 8/15/29                          1,064,630
  1,000,000                     A+/A2     Harris County Health Facilities
                                            Development Authority,
                                            6.375%, 6/1/29                          1,092,420
  3,000,000                    AAA/Aaa    Houston Tex Higher Educational
                                            Finance Corphigher Educational
                                            Revenue, 4.5%, 11/15/37                 2,842,980
    650,000                    AAA/Aaa    Mesquite Texas Independent,
                                            4.7%, 8/15/08 (unrefunded)                650,702
  5,000,000                    AA-/Aa3    North Central Texas Health Facilities
                                            Development, 5.0%, 5/15/17              5,081,350
  5,000,000                    BBB/Baa3   Port Corpus Christi Industrial
                                            Development Corp., 5.4%, 4/1/18         5,148,450
  1,000,000                    AAA/Aaa    Richardson Texas Independent School
                                            District, 4.75%, 2/15/22                1,006,170
     10,000                    AA+/Aa2    San Antonio Texas General,
                                            4.75%, 2/1/19                              10,137

  The accompanying notes are an integral part of these financial statements.  31

Pioneer Tax Free Income Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/07 (unaudited)                        (continued)
--------------------------------------------------------------------------------

                              S&P/
Principal        Floating     Moody's
Amount           Rate (b)     Ratings                                                   Value
                                          Texas - (continued)
$ 1,075,000                   AA+/Aa2     San Antonio Texas General,
                                            4.75%, 2/1/19                        $  1,089,685
    505,000                   AA+/Aa2     San Antonio Texas General,
                                            4.75%, 2/1/19                             509,984
    300,000                   AAA/Aaa     San Felipe Del Rio Texas
                                            Conservation, 5.0%, 8/15/12               309,348
  2,310,000                   AAA/Aaa     Texas Clear Creek Independent
                                            School District General Obligation,
                                            0.0%, 2/1/10                            2,082,072
  2,050,000                    NR/Aaa     Texas Keller Independent School
                                            District General Obligation,
                                            0.0%, 8/15/10                           1,807,260
  5,500,000                   AAA/Aaa     Texas Public Finance Authority
                                            Building Revenue, 0.0%, 2/1/08          5,377,790
  2,750,000                   AAA/Aaa     Texas Public Finance Authority
                                            Building Revenue, 0.0%, 2/1/10          2,478,658
  3,500,000      8.50          AA/Aa1     Texas State, Floating Rate
                                            Note, 9/30/11                           4,063,290
    500,000                   AAA/Aaa     Tomball Texas Independent Schools,
                                            5.0%, 2/15/11                             516,790
  3,500,000                   BBB+/NR     Weslaco Health Facilities,
                                            6.25%, 6/1/25                           3,708,985
  2,000,000                   BBB+/NR     Weslaco Health Facilities,
                                            6.25%, 6/1/32                           2,122,100
    980,000                    NR/Aaa     Whitehouse Texas Independent
                                            School District, 4.8%, 2/15/12            986,341
     20,000                    NR/Aaa     Whitehouse Texas Independent
                                            School District, 4.8%, 2/15/12             20,109
                                                                                 ------------
                                                                                 $ 61,266,906
                                                                                 ------------
                                          Utah - 0.1%
    500,000                    NR/NR      Utah County Utah Charter School
                                            Revenue, 5.35%, 7/15/17              $    495,395
                                                                                 ------------
                                                                                 $    495,395
                                                                                 ------------
                                          Virginia - 0.7%
  1,500,000                    BBB/NR     Amherst Virginia Development,
                                            4.75%, 9/1/30                        $  1,432,935

32  The accompanying notes are an integral part of these financial statements.

Pioneer Tax Free Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                              S&P/
Principal        Floating     Moody's
Amount           Rate (b)     Ratings                                                   Value
                                          Virginia - (continued)
$ 2,500,000      7.92          AAA/Aaa    Henrico County Virginia, Floating Rate
                                            Note, 8/23/27                        $  3,191,450
                                                                                 ------------
                                                                                 $  4,624,385
                                                                                 ------------
                                          Washington - 4.4%
  1,500,000                    NR/Aaa     Clark County School District No. 037
                                            Vancouver, 5.5%, 12/1/15             $  1,583,100
  3,000,000                    AAA/Aaa    King & Snohomish Counties
                                            Washington, 5.0%, 6/1/16                3,168,930
  1,095,000                    AAA/Aaa    King County Washington Public
                                            Hospital District, 5.25%, 12/1/13       1,126,361
    300,000                    AAA/Aaa    King County Washington School
                                            District No. 415, 5.5%, 6/1/13            322,692
    165,000                    AAA/Aa1    King County General Obligation,
                                            6.625%, 12/1/15                           170,199
  1,000,000                    NR/Aaa     Pierce County Washington School
                                            District, 4.0%, 12/1/09                 1,003,710
    500,000                    AAA/Aaa    Renton Washington Water & Sewer,
                                            4.4%, 12/1/15                             505,805
    500,000                    AAA/Aaa    Seattle Washington Library Facilities,
                                            5.375%, 12/1/10                           517,340
  2,250,000                    AAA/Aaa    Snohomish County Public Utility
                                            District Revenue, 5.7%, 12/1/11+        2,407,320
  2,500,000                    NR/Aaa     Snohomish County Public Utility
                                            District Revenue, 6.8%, 1/1/20          2,969,550
  2,465,000                    AAA/Aaa    Spokane Washington Public Facilities,
                                            5.75%, 12/1/18                          2,673,712
  7,675,000                   BBB/Baa3    Tobacco Settlement Authority
                                            Washington, 6.625%, 6/1/32              8,472,356
  2,500,000                     NR/NR     Washington State Housing,
                                            5.25%, 1/1/17                           2,507,411
                                                                                 ------------
                                                                                 $ 27,428,486
                                                                                 ------------
                                          Wisconsin - 0.3%
  1,430,000                    AAA/Aaa    Adams-Friendship School District,
                                            6.5%, 4/1/16                         $  1,680,808
                                                                                 ------------
                                                                                 $  1,680,808
                                                                                 ------------
                                          TOTAL MUNICIPAL BONDS
                                          (Cost $614,209,309)                    $629,322,881
                                                                                 ------------

  The accompanying notes are an integral part of these financial statements.  33

Pioneer Tax Free Income Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/07 (unaudited)                        (continued)
--------------------------------------------------------------------------------

                              S&P/
                 Floating     Moody's
Shares           Rate (b)     Ratings                                                   Value
                                          TAX-EXEMPT MONEY MARKET MUTUAL FUND - 0.0%
   14,029                                 Blackrock Provident Institutional Fund $     14,029
                                                                                 ------------
                                          TOTAL TAX-EXEMPT MONEY
                                          MARKET MUTUAL FUND
                                          (Cost $14,029)                         $     14,029
                                                                                 ------------
                                          TOTAL INVESTMENT IN SECURITIES - 100.9%
                                          (Cost $619,062,804) (a)(c)             $632,318,281
                                                                                 ------------
                                          OTHER ASSETS AND
                                          LIABILITIES - (0.9)%                   $   (346,800)
                                                                                 ------------
                                          TOTAL NET ASSETS - 100.0%              $626,936,681
                                                                                 ============

* Pre-refunded bonds have been collateralized by U.S. Treasury securities which are held in escrow and used to pay principal and interest on the tax-exempt issue and to retire the bonds in full at the earliest refunding date.

NR   Not rated by either S&P or Moody's.

+    Escrowed to maturity in U.S. Government Securities

(a) The concentration of investments by type of obligation/market sector is as follows (unaudited):

      Insured                                        37.0%
      Escrowed in U.S. Government Securities          2.3
      General Obligation                              5.0
      Revenue Bonds:
      Health Revenue                                 15.2
      Special Revenue                                 8.0
      Various Revenues                               14.2
      Pollution Control Revenue                       1.5
      Transportation Revenue                          4.0
      Power                                           0.8
      Housing                                         1.1
      Education Revenue                              10.9
                                                     ----
                                                    100.0%
                                                    =====

(b) Debt obligation with a variable interest rate. Rate shown is rate at period end

(c) At June 30, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $619,756,634 was as followed:

      Aggregate gross unrealized gain for all investments in which there is
      an excess of value over tax cost                                         $21,330,562
      Aggregate gross unrealized loss for all investments in which there is
      an excess of tax cost over value                                          (8,768,915)
                                                                               -----------
      Net unrealized gain                                                      $12,561,647
                                                                               ===========

Purchase and sales of securities (excluding temporary cash investments) for the six months ended June 30, 2007 aggregated $247,019,732 and $234,634,082, respectively.

34  The accompanying notes are an integral part of these financial statements.

Pioneer Tax Free Income Fund

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 6/30/07 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities, at value (cost $619,062,804)          $ 632,318,281
  Receivables -
    Investment securities sold                                          135,000
    Fund shares sold                                                    902,279
    Interest                                                          7,011,068
  Other                                                                  48,267
                                                                  -------------
     Total assets                                                 $ 640,414,895
                                                                  -------------
LIABILITIES:
  Payables -
    Investment securities purchased                               $  10,786,604
    Fund shares repurchased                                             510,193
    Dividends                                                         1,333,948
  Due to bank                                                           645,990
  Due to affiliates                                                      47,713
  Accrued expenses                                                      153,766
                                                                  -------------
     Total liabilities                                            $  13,478,214
                                                                  -------------
NET ASSETS:
  Paid-in capital                                                 $ 621,926,343
  Distributions in excess of net investment income                     (447,852)
  Accumulated net realized loss on investments                       (7,797,287)
  Net unrealized gain on investments                                 13,255,477
                                                                  -------------
     Total net assets                                             $ 626,936,681
                                                                  =============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $339,200,000/29,822,982 shares)               $       11.37
                                                                  =============
  Class B (based on $15,759,666/1,397,422 shares)                 $       11.28
                                                                  =============
  Class C (based on $13,985,132/1,248,556 shares)                 $       11.20
                                                                  =============
  Class Y (based on $257,991,883/22,805,425 shares)               $       11.31
                                                                  =============
MAXIMUM OFFERING PRICE:
  Class A ($11.37 [divided by] 95.5%)                             $       11.91
                                                                  =============

  The accompanying notes are an integral part of these financial statements.  35

Pioneer Tax Free Income Fund

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 6/30/07

INVESTMENT INCOME:
  Interest                                                                 $ 15,443,547
                                                                           ------------
EXPENSES:
  Management fees                                          $1,506,888
  Transfer agent fees and expenses
    Class A                                                   111,080
    Class B                                                     7,899
    Class C                                                     3,941
    Class Y                                                     2,583
  Distribution fees
    Class A                                                   418,216
    Class B                                                    84,008
    Class C                                                    67,207
  Administrative reimbursements                                71,873
  Custodian fees                                               11,361
  Registration fees                                            24,037
  Professional fees                                           113,176
  Printing expense                                             16,198
  Fees and expenses of nonaffiliated trustees                   5,178
  Miscellaneous                                                16,939
                                                           ----------
     Total expenses                                                        $  2,460,584
     Less fees paid indirectly                                                   (7,602)
                                                                           ------------
     Net expenses                                                          $  2,452,982
                                                                           ------------
       Net investment income                                               $ 12,990,565
                                                                           ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on investments                                         $  2,792,759
                                                                           ------------
  Change in net unrealized loss on investments                             $(22,774,396)
                                                                           ------------
    Net loss on investments                                                $(19,981,637)
                                                                           ------------
    Net decrease in net assets resulting from operations                   $ (6,991,072)
                                                                           ============

36  The accompanying notes are an integral part of these financial statements.

Pioneer Tax Free Income Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 6/30/07 and the Year Ended 12/31/06, respectively


                                                         Six Months
                                                            Ended
                                                           6/30/07         Year Ended
                                                         (unaudited)        12/31/06
FROM OPERATIONS:
Net investment income                                   $  12,990,565    $  27,174,024
Net realized gain on investments                            2,792,759        1,010,751
Change in net unrealized gain (loss) on investments       (22,774,396)       5,927,066
                                                        -------------    -------------
    Net increase (decrease) in net assets resulting
     from operations                                    $  (6,991,072)   $  34,111,841
                                                        -------------    -------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.24 and $0.47 per share, respectively)   $  (7,172,133)   $ (12,940,338)
    Class B ($0.19 and $0.37 per share, respectively)        (283,632)        (681,571)
    Class C ($0.19 and $0.38 per share, respectively)        (228,895)        (447,945)
    Investor Class ($0.00 and $0.48 per share,
     respectively)                                                  -         (343,022)
    Class Y ($0.26 and $0.51 per share, respectively)      (6,030,829)     (12,697,789)
                                                        -------------    -------------
     Total distributions to shareowners                 $ (13,715,489)   $ (27,110,665)
                                                        -------------    -------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                        $  46,365,909    $ 119,982,240
Reinvestment of distributions                               5,448,444       10,962,474
Cost of shares repurchased                                (61,220,932)    (143,799,330)
                                                        -------------    -------------
    Net decrease in net assets resulting from
     Fund share transactions                            $  (9,406,579)   $ (12,854,616)
                                                        -------------    -------------
    Net decrease in net assets                          $ (30,113,140)   $  (5,853,440)
NET ASSETS:
Beginning of period                                       657,049,821      662,903,261
                                                        -------------    -------------
End of period                                           $ 626,936,681    $ 657,049,821
                                                        =============    =============
Undistributed (distributions in excess of) net
  investment income                                     $    (447,852)   $     277,072
                                                        =============    =============

  The accompanying notes are an integral part of these financial statements.  37

Pioneer Tax Free Income Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                (continued)
--------------------------------------------------------------------------------

                                    '07 Shares      '07 Amount       '06 Shares      '06 Amount
                                   (unaudited)     (unaudited)
CLASS A
Shares sold                         1,710,829    $  19,856,914       5,186,888    $  60,516,604
Reinvestment of distributions         404,414        4,700,100         791,333        9,202,860
Conversion from Investor
  class shares                              -                -         700,263        8,270,107
Less shares repurchased            (2,053,842)     (23,903,457)     (4,099,369)     (47,663,271)
                                   ----------    -------------      ----------    -------------
    Net increase                       61,401    $     653,557       2,579,115    $  30,326,300
                                   ==========    =============      ==========    =============
CLASS B
Shares sold                           116,398    $   1,341,382         363,813    $   4,159,710
Reinvestment of distributions          13,379          154,244          33,526          386,150
Less shares repurchased              (249,139)      (2,873,895)       (788,524)      (9,093,116)
                                   ----------    -------------      ----------    -------------
    Net decrease                     (119,362)   $  (1,378,269)       (391,185)   $  (4,547,256)
                                   ==========    =============      ==========    =============
CLASS C
Shares sold                           226,718    $   2,592,575         594,551    $   6,783,020
Reinvestment of distributions          10,497          120,047          20,403          233,660
Less shares repurchased              (107,507)      (1,229,917)       (549,388)      (6,309,610)
                                   ----------    -------------      ----------    -------------
    Net increase                      129,708    $   1,482,705          65,566    $     707,070
                                   ==========    =============      ==========    =============
INVESTOR CLASS
Shares sold                                 -    $           -               -    $           -
Reinvestment of distributions               -                -          25,352          294,474
Conversion to Class A shares                -                -        (700,155)      (8,270,107)
Less shares repurchased                     -                -         (58,922)        (685,604)
                                   ----------    -------------      ----------    -------------
    Net decrease                            -    $           -        (733,725)   $  (8,661,237)
                                   ==========    =============      ==========    =============
CLASS Y
Shares sold                         1,952,887    $  22,575,038       4,191,432    $  48,522,906
Reinvestment of distributions          41,022          474,053          73,020          845,330
Less shares repurchased            (2,867,016)     (33,213,663)     (6,922,861)     (80,047,729)
                                   ----------    -------------      ----------    -------------
    Net decrease                     (873,107)   $ (10,164,572)     (2,658,409)   $ (30,679,493)
                                   ==========    =============      ==========    =============

38  The accompanying notes are an integral part of these financial statements.

Pioneer Tax Free Income Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                   Six Months
                                                     Ended
                                                    6/30/07       Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                                  (unaudited)      12/31/06     12/31/05     12/31/04     12/31/03     12/31/02
CLASS A
Net asset value, beginning of period               $   11.75       $   11.62    $   11.67    $   11.70    $   11.61    $   11.47
                                                   ---------       ---------    ---------    ---------    ---------    ---------
Increase (decrease) from investment operations:
 Net investment income                             $    0.23       $    0.47    $    0.51    $    0.56    $    0.56    $    0.56
 Net realized and unrealized gain (loss)
  on investments                                       (0.37)           0.13        (0.04)       (0.02)        0.09         0.23
                                                   ---------       ---------    ---------    ---------    ---------    ---------
  Net increase (decrease) from investment
   operations                                      $   (0.14)      $    0.60    $    0.47    $    0.54    $    0.65    $    0.79
Distributions to shareowners:
 Net investment income                                 (0.24)          (0.47)       (0.52)       (0.57)       (0.56)       (0.57)
 Net realized gain                                         -               -            -            -            -        (0.08)
                                                   ---------       ---------    ---------    ---------    ---------    ---------
Net increase (decrease) in net
 asset value                                       $   (0.38)      $    0.13    $   (0.05)   $   (0.03)   $    0.09    $    0.14
                                                   ---------       ---------    ---------    ---------    ---------    ---------
Net asset value, end of period                     $   11.37       $   11.75    $   11.62    $   11.67    $   11.70    $   11.61
                                                   =========       =========    =========    =========    =========    =========
Total return*                                          (1.20)%          5.31%        4.05%        4.75%        5.80%        7.07%
Ratio of net expenses to average net assets+            0.86%**         0.86%        0.91%        0.91%        0.93%        0.93%
Ratio of net investment income to average
 net assets+                                            3.97%**         4.08%        4.36%        4.88%        4.88%        4.83%
Portfolio turnover rate                                   74%**           66%          26%          39%          80%         161%
Net assets, end of period (in thousands)           $ 339,200       $ 349,683    $ 315,855    $ 307,463    $ 326,173    $ 343,872
Ratios with reductions for fees
 paid indirectly:
 Net expenses                                           0.86%**         0.86%        0.91%        0.91%        0.93%        0.92%
 Net investment income                                  3.97%**         4.08%        4.36%        4.88%        4.88%        4.84%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized
+    Ratio with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Tax Free Income Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                   Six Months
                                                     Ended
                                                    6/30/07       Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                                  (unaudited)      12/31/06     12/31/05     12/31/04     12/31/03     12/31/02
CLASS B
Net asset value, beginning of period               $   11.65       $   11.51    $   11.57    $   11.59    $   11.51    $   11.39
                                                   ---------       ---------    ---------    ---------    ---------    ---------
Increase (decrease) from investment operations:
 Net investment income                             $    0.18       $    0.39    $    0.41    $    0.48    $    0.46    $    0.46
 Net realized and unrealized gain (loss)
  on investments                                       (0.36)           0.12        (0.05)       (0.02)        0.09         0.22
                                                   ---------       ---------    ---------    ---------    ---------    ---------
  Net increase (decrease) from investment
   operations                                      $   (0.18)      $    0.51    $    0.36    $    0.46    $    0.55    $    0.68
Distributions to shareowners:
 Net investment income                                 (0.19)          (0.37)       (0.42)       (0.48)       (0.47)       (0.48)
 Net realized gain                                         -               -            -            -            -        (0.08)
                                                   ---------       ---------    ---------    ---------    ---------    ---------
Net increase (decrease) in net
 asset value                                       $   (0.37)      $    0.14    $   (0.06)   $   (0.02)   $    0.08    $    0.12
                                                   ---------       ---------    ---------    ---------    ---------    ---------
Net asset value, end of period                     $   11.28       $   11.65    $   11.51    $   11.57    $   11.59    $   11.51
                                                   =========       =========    =========    =========    =========    =========
Total return*                                          (1.54)%          4.54%        3.16%        4.07%        4.98%        6.17%
Ratio of net expenses to average net assets+            1.65%**         1.62%        1.72%        1.67%        1.70%        1.69%
Ratio of net investment income to average
 net assets+                                            3.19%**         3.33%        3.51%        4.12%        4.10%        4.05%
Portfolio turnover rate                                   74%**           66%          26%          39%          80%         161%
Net assets, end of period (in thousands)           $  15,760       $  17,667    $  21,962    $  17,285    $  20,363    $  18,960
Ratios with reduction for fees
 paid indirectly:
 Net expenses                                           1.64%**         1.62%        1.72%        1.67%        1.70%        1.69%
 Net investment income                                  3.20%**         3.33%        3.51%        4.12%        4.10%        4.05%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized
+    Ratio with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Tax Free Income Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                   Six Months
                                                     Ended
                                                    6/30/07       Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                                  (unaudited)      12/31/06     12/31/05     12/31/04     12/31/03     12/31/02
CLASS C
Net asset value, beginning of period               $   11.57       $   11.44    $   11.49    $   11.52    $   11.44    $   11.31
                                                   ---------       ---------    ---------    ---------    ---------    ---------
Increase (decrease) from investment operations:
 Net investment income                             $    0.18       $    0.38    $    0.41    $    0.47    $    0.48    $    0.49
 Net realized and unrealized gain (loss)
  on investments                                      (0.36)           0.13        (0.04)       (0.02)        0.08         0.21
                                                   ---------       ---------    ---------    ---------    ---------    ---------
  Net increase (decrease) from investment
   operations                                      $   (0.18)      $    0.51    $    0.37    $    0.45    $    0.56    $    0.70
Distributions to shareowners:
 Net investment income                                 (0.19)          (0.38)       (0.42)       (0.48)       (0.48)       (0.49)
 Net realized gain                                         -               -            -            -            -        (0.08)
                                                   ---------       ---------    ---------    ---------    ---------    ---------
Net increase (decrease) in net
 asset value                                       $   (0.37)      $    0.13    $   (0.05)   $   (0.03)   $    0.08    $    0.13
                                                   ---------       ---------    ---------    ---------    ---------    ---------
Net asset value, end of period                     $   11.20       $   11.57    $   11.44    $   11.49    $   11.52    $   11.44
                                                   =========       =========    =========    =========    =========    =========
Total return*                                          (1.54)%          4.57%        3.30%        4.02%        5.04%        6.33%
Ratio of net expenses to average net assets+            1.61%**         1.61%        1.64%        1.64%        1.66%        1.70%
Ratio of net investment income to average
 net assets+                                            3.22%**         3.33%        3.63%        4.15%        4.11%        4.03%
Portfolio turnover rate                                   74%**           66%          26%          39%          80%         161%
Net assets, end of period (in thousands)           $  13,985       $  12,941    $  12,054    $  12,577    $  11,266    $   8,673
Ratios with reduction for fees
 paid indirectly:
 Net expenses                                           1.61%**         1.61%        1.64%        1.64%        1.66%        1.70%
 Net investment income                                  3.22%**         3.33%        3.63%        4.15%        4.11%        4.03%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized
+    Ratio with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Tax Free Income Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                   Six Months
                                                     Ended                                                            2/28/02 (a)
                                                    6/30/07       Year Ended   Year Ended   Year Ended   Year Ended       to
                                                  (unaudited)      12/31/06     12/31/05     12/31/04     12/31/03     12/31/02
CLASS Y
Net asset value, beginning of period               $   11.69       $   11.56    $   11.61    $   11.64    $   11.56    $   11.65
                                                   ---------       ---------    ---------    ---------    ---------    ---------
Increase (decrease) from investment operations:
 Net investment income                             $    0.24       $    0.51    $    0.54    $    0.57    $    0.62    $    0.19
 Net realized and unrealized gain (loss)
  on investments                                       (0.36)           0.13        (0.04)        0.01         0.07         0.02
                                                   ---------       ---------    ---------    ---------    ---------    ---------
  Net increase from (decrease) investment
   operations                                         $ (0.12)       $   0.64     $   0.50      $  0.58      $  0.69     $   0.21
Distributions to shareowners:
 Net investment income                                 (0.26)          (0.51)       (0.55)       (0.61)       (0.61)       (0.22)
 Net realized gain                                         -               -            -            -            -        (0.08)
                                                   ---------       ---------    ---------    ---------    ---------    ---------
Net increase (decrease) in net
 asset value                                       $   (0.38)      $    0.13    $   (0.05)   $   (0.03)   $    0.08    $   (0.09)
                                                   ---------       ---------    ---------    ---------    ---------    ---------
Net asset value, end of period                     $   11.31       $   11.69    $   11.56    $   11.61    $   11.64    $   11.56
                                                   =========       =========    =========    =========    =========    =========
Total return*                                          (1.05)%          5.69%        4.40%        5.14%        6.21%        1.40%(b)
Ratio of net expenses to average net assets+            0.55%**         0.52%        0.54%        0.55%        0.57%        0.87%**
Ratio of net investment income to average
 net assets+                                            4.28%**         4.42%        4.22%        5.26%        5.21%        4.95%**
Portfolio turnover rate                                   74%**           66%          26%          39%          80%         161%
Net assets, end of period (in thousands)           $  257,992      $ 276,760    $ 304,507    $     393    $   1,387    $     392
Ratios with reduction for fees
 paid indirectly:
 Net expenses                                           0.55%**         0.52%        0.54%        0.55%        0.57%        0.87%**
 Net investment income                                  4.28%**         4.42%        4.22%        5.26%        5.21%        4.95%**

(a) Class Y shares were first publicly offered on February 28, 2002. The per share amounts and ratios shown are based on the period from August 29, 2002 to December 31, 2002, during which the class had operations.
(b)  Not annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized
+    Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Tax Free Income Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/07 (unaudited)
--------------------------------------------------------------------------------

1.   Organization and Significant Accounting Policies

Pioneer Tax Free Income Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek as high a level of current income exempt from federal income taxes, as possible consistent with the preservation of capital.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses, and gain or loss on investments during the reporting period. Actual results could differ from those estimates.

The Fund offers four classes of shares designated as Class A, Class B, Class C, and Class Y shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidations, except that each class of shares can bear different transfer agent and distribution fees and has exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareowners, respectively. There is no distribution plan for Class Y shares.

Information regarding the Fund's principal risks is contained in the Fund's prospectus. Please refer to those documents when considering the Fund's risks. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements which are

Pioneer Tax Free Income Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/07 (unaudited)                  (continued)
--------------------------------------------------------------------------------

consistent with those policies generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular trading on the NYSE. Securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Securities for which there are no other readily available valuation methods are valued at their fair values as determined by, or under the direction of the Board of Trustees. The Fund also may use the fair value of a security including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At June 30, 2007 there were no securities fair valued. Discount and premium on debt securities are accreted or amortized, respectively, daily into interest income on a yield-to-maturity basis with a corresponding increase or decrease in the cost basis of the security. Interest income is recorded on the accrual basis. Temporary cash investments are valued at cost which approximates market value.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal tax provision is required.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

Pioneer Tax Free Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     The tax character of current year distributions will be determined at the end of the current fiscal year. The tax character of distributions paid during the year ended December 31, 2006 was as follows:

--------------------------------------------------------------------------------
                                                          2006
--------------------------------------------------------------------------------
Distributions paid from:
Taxable income                                        $   667,510
Tax exempt income                                      26,443,155
                                                      -----------
 Total                                                $27,110,665
                                                      ===========
--------------------------------------------------------------------------------

     The following shows the components of distributable earnings on a federal income tax basis at December 31, 2006:

--------------------------------------------------------------------------------
                                                          2006
--------------------------------------------------------------------------------
Undistributed tax-exempt income                       $   970,902
Capital loss carry forward                            (10,590,046)
Unrealized appreciation                                35,336,043
                                                      -----------
 Total                                                $25,716,899
                                                      ===========
--------------------------------------------------------------------------------

     The difference between book basis and tax-basis unrealized appreciation is attributable to the tax deferral of premium and amortization.

C.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A., (UniCredito Italiano), earned $17,583 in underwriting commissions on the sale of Class A shares during the six months ended June 30, 2007.

D.   Class Allocations

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively (see Note 4). Class Y shares are not subject to a distribution plan. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services,

Pioneer Tax Free Income Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/07 (unaudited)                  (continued)
--------------------------------------------------------------------------------

     which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

     The Fund declares, as daily dividends, substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C, and Class Y shares can bear different transfer agent and distribution fees.

2.   Management Agreement

Pioneer Investment Management, Inc., (PIM), a wholly owned indirect subsidiary of UniCredito Italiano, the Fund's investment adviser manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.50% of the Fund's average daily net assets up to $250 million; 0.48% of the next $50 million; and 0.45% of the excess over $300 million. For the six months ended June 30, 2007, the net management fee was equivalent to 0.47% of average net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At June 30, 2007, $16,958 was payable to PIM related to management fees, administrative costs and certain other services and is included in due to affiliates.

3.   Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareholder services to the Fund at negotiated rates. Included in due to affiliates is $24,501 in transfer agent fees payable to PIMSS at June 30, 2007.

Pioneer Tax Free Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

4.   Distribution Plans

The Fund adopted a Plan of Distribution with respect to Class A, Class B and Class C shares (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $6,254 in distribution fees payable to PFD at June 30, 2007.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the six months ended June 30, 2007, CDSCs in the amount of $20,660 were paid to PFD.

5.   Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended June 30, 2007, the Fund's expenses were reduced by $7,602 under such arrangements.

6.   Line of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), collectively participate in a $200 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $200 million or the limits set by its prospectus for

Pioneer Tax Free Income Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/07 (unaudited)                  (continued)
--------------------------------------------------------------------------------

borrowings. Interest on collective borrowings is payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the six months ended June 30, 2007, the Fund had no borrowings under this agreement.

7.   New Pronouncements

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Pioneer Tax Free Income Fund

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                                   Officers
John F. Cogan, Jr., Chairman               John F. Cogan, Jr., President
David R. Bock                              Daniel K. Kingsbury, Executive
Mary K. Bush                                 Vice President
Margaret B.W. Graham                       Vincent Nave, Treasurer
Thomas J. Perna                            Dorothy E. Bourassa, Secretary
Marguerite A. Piret
John Winthrop

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                            This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                            This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                            This page for your notes.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site:                                   www.pioneerinvestments.com

Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A


(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.


N/A


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

N/A


Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Tax Free Income Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date August 29, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 29, 2007


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date August 29, 2007

* Print the name and title of each signing officer under his or her signature.